Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Treasury shares	Share-based compensation reserves	Other reserves	Accumulated losses
Beginning balance at Dec. 31, 2022	$ 157,492	$ 10	$ 628,661	$ (180)	$ 16,473	$ (7,628)	$ (479,844)
Comprehensive loss
Net (loss) / income	(30,474)						(30,474)
Unrealized gains from fair value change of financial assets at fair value through other comprehensive income	222					222
Exchange differences	(897)					(897)
Total comprehensive (loss) / income	(31,149)	0	0	0	0	(675)	(30,474)
Transactions with owners
Issuance of ordinary shares	22		22
Share-based compensation	2,300				2,300
Increase (decrease) through transactions with owners, equity	2,322	0	22	0	2,300	0	0
Ending balance at Jun. 30, 2023	128,665	10	628,683	(180)	18,773	(8,303)	(510,318)
Beginning balance at Dec. 31, 2023	101,043	10	628,707	(180)	19,731	(7,878)	(539,347)
Comprehensive loss
Net (loss) / income	7,649						7,649
Unrealized gains from fair value change of financial assets at fair value through other comprehensive income	11					11
Exchange differences	(178)					(178)
Total comprehensive (loss) / income	7,482	0	0	0	0	(167)	7,649
Transactions with owners
Issuance of ordinary shares	20		20
Exercise of stock options	95		144		(49)
Share-based compensation	1,839				1,839
Increase (decrease) through transactions with owners, equity	1,954	0	164	0	1,790	0	0
Ending balance at Jun. 30, 2024	$ 110,479	$ 10	$ 628,871	$ (180)	$ 21,521	$ (8,045)	$ (531,698)